NYSE Regulation

[redacted]

09002729

Received SEC

FEB 04 2009

Washington, DC 20549

VIA FACSIMILE AND U.S. MAIL
February 4, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

001-06523
CERTPAC

Re: Bank of America Corporation
Issuer CIK: 0000070858
Issuer File Number: 001-06523
Form 8-A Date: 2/3/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 2, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Strategic Accelerated Redemption Securities, Linked to the S&P 500 Index, due February 1, 2011

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

PROCESSED
FEB 05 2009
THOMSON REUTERS

END